Basis of preparation and accounting policies (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Alliance revenue	$ 482	[1]	$ 341	$ 939		$ 627
Borrowings	33,533			33,533			$ 28,622
Going concern
Financial resources	11,800			11,800
Cash and cash equivalents	6,916	[2]	$ 5,664	6,916	[2]	$ 5,664	$ 5,840
February 2025
Going concern
Undrawn committed bank facilities	2,000			2,000
April 2029
Going concern
Undrawn committed bank facilities	4,900			4,900
Due within one year
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,400			$ 5,400

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.
[2]	The Condensed consolidated statement of financial position as at 30 June 2024 and 30 June 2023 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2023 has been audited by PricewaterhouseCoopers LLP.